Loans and Advances	6 Months Ended
Sep. 30, 2022
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Loans and Advances
7	LOANS AND ADVANCES
The following tables present loans and advances at September 30, 2022 and March 31, 2022.

	At September 30, 2022
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥111,730,401	¥3,795,243	¥1,391,224	¥116,916,868

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(391,181)
Less: Allowance for loan losses	(175,289)	(258,280)	(556,599)	(990,168)

Carrying amount				¥115,535,519

	At March 31, 2022
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥100,846,789	¥3,700,816	¥1,406,094	¥105,953,699

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(324,830)
Less: Allowance for loan losses	(162,919)	(247,020)	(583,115)	(993,054)

Carrying amount				¥104,635,815

Reconciliation of allowance for loan losses is as follows:

	At September 30, 2022
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Allowance for loan losses:
Balance at April 1, 2022	¥162,919	¥247,020	¥583,115	¥993,054
Net transfers between stages	(7,616)	(8,529)	16,145	—
Provision for loan losses	12,104	5,737	69,148	86,989
Charge-offs (1)	—	—	142,198	142,198
Recoveries	—	—	10,467	10,467

Net charge-offs	—	—	131,731	131,731
Others (2)	7,882	14,052	19,922	41,856

Balance at September 30, 2022	¥175,289	¥258,280	¥556,599	¥990,168

	At September 30, 2021
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Allowance for loan losses:
Balance at April 1, 2021	¥170,156	¥255,909	¥423,222	¥849,287
Net transfers between stages	(8,713)	(1,465)	10,178	—
Provision (credit) for loan losses	(2,382)	(14,193)	30,430	13,855
Charge-offs (1)	—	—	72,949	72,949
Recoveries	—	—	7,032	7,032

Net charge-offs	—	—	65,917	65,917
Others (2)	828	1,131	824	2,783

Balance at September 30, 2021	¥159,889	¥241,382	¥398,737	¥800,008

(1)	Charge-offs consist of the reduction of the allowance through the sales of loans and write-offs.
(2)	Others mainly include foreign exchange translations for the six months ended September 30, 2022 and 2021.
The allowance for loan losses is measured under the expected credit losses (“ECL”) model which requires the use of complex models and significant assumptions about future economic conditions and credit behavior. For the six months ended September 30, 2022, the obligor grading, macroeconomic factors and additional ECL adjustments used to determine the final ECL reflected the current and forward-looking impact of the situation in Russia and Ukraine and the
COVID-19
pandemic.
Although the Group understands that there is significant uncertainty in predicting the severity and duration of Russia’s aggression against Ukraine, the timing of the economic recovery from the
COVID-19
pandemic and its future impact on the Japanese and global economy, the Group assumed that the Japanese and global economy will recover moderately from the
COVID-19
pandemic during the fiscal year ending March 31, 2023 and continue to recover during the fiscal year ending March 31, 2024, which will be to some extent affected by rising commodity prices and downward pressure on the global economy from the continuous global monetary tightening. This assumption was considered in determining the base scenario. The following table shows the growth rates of the Japanese and global GDP, which are the key factors of the macroeconomic scenarios, under the base scenario.

	For the fiscal year ending March 31,
	2023	2024

	(%)
Japanese GDP	2.0	2.0
Global GDP	2.9	2.9
In determining the need for making additional ECL adjustments, the Group considered whether there is an increase in the credit risk for some portfolios which had a material adverse impact resulting from the sanctions imposed in connection with Russia’s aggression against Ukraine or from the
COVID-19
pandemic and whether the increased risk, if any, was not fully incorporated in the ECL model. For the Russian exposure, the Group evaluated the forward-looking impact on credit risks and losses based on factors such as the possibility that payment of principal or interest would be delayed or the request for loan restructuring would be made due to the prolonged impact of sanctions targeting Russia imposed by the Japanese government and authorities in several other jurisdictions, Russia’s measures to defend its economy and mitigate the effect of sanctions, and a deterioration of credit condition of Russia. For the
COVID-19
pandemic, additional ECL adjustments included the consideration of the temporary impact on probability of default of various measures taken by governments. The Group evaluated the forward-looking impact on credit risks and losses of certain industry-related portfolios selected based on changes in factors such as the market conditions and bankruptcy trends as a result of the reduction in economic activity by requests for voluntary restraint on movement and business closure requests to commercial facilities. As a consequence, the Group decided to maintain ECL adjustments for the above portfolios affected by the situation in Russia and Ukraine and the
COVID-19
pandemic.
As a result, for the six months ended September 30, 2022, the allowance for loan losses slightly
decreased by ¥2,886 million from ¥993,054 million at the beginning of period to ¥990,168 million at end of period. The decrease was primarily due to charge-offs related to some large borrowers
through the sales of loans and write-offs
, which was partially offset by the increase in the provision for loan losses related to some other large borrowers
.